Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9. PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Leasehold improvements	857	754	109
Computer and network equipment	1,150	1,235	181
Manufacturing equipment	7,096	14,370	2,082
Office equipment	783	187	27
Motor vehicles	2,629	3,896	565
	12,515	20,442	2,964
Less: Accumulated depreciation	(2,419)	(4,160)	(603)
	10,096	16,282	2,361

For the years ended December 31, 2021 and 2022, the Group recorded depreciation expenses of RMB913 and RMB1,741 (US$252), respectively.